Employee compensation and benefits - Future Benefit Payments (Details) - Dec. 31, 2014 £ in Billions, $ in Billions	USD ($)	GBP (£)
Employee Compensation And Benefits [Abstract]
Estimated assets needed to secure all future pension payments	$ 38	£ 31